Capital Lease (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Capital Leased Assets [Table Text Block]
As of December 31, 2015 and 2016, the gross amount of the equipment and related depreciation and impairment charge recorded under capital and financing lease were as follows:

	As of year ended December 31,
	2015	2016
	RMB	RMB	US$

Equipment	538,417	426,903	61,487
Less: accumulated depreciation	(159,612)	(137,839)	(19,853)
Impairment on equipment	(90,860)	(92,244)	(13,286)
Net Value	287,945	196,820	28,348

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
As of December 31, 2016, future minimum payments required under non-cancellable capital and financing lease are:

	RMB	US$
Year ended December 31,
2017	86,067	12,396
2018	63,422	9,135
2019	52,268	7,528
2020	42,647	6,142
2021	38,757	5,582
Thereafter	120,158	17,306
Total minimum lease payments	403,319	58,089
Less: Amount representing interest	70,352	10,133
Present value of net minimum lease payments	332,967	47,956
Current portion	54,615	7,866
Non-current portion	278,352	40,090